Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2026
Trade and other receivables
Schedule of trade and other receivables

	As at 30	As at 30
	June 2026	June 2025
	US$’000	US$’000
VAT receivable	64	50
Trade receivables	22	—
Other receivables	1,413	125
Trade and other receivables	1,499	175